Revenues from Contracts with Customers (Tables)	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Summary of Revenue from Contract with Customers and Other Sources of Revenue
The following table provides information about revenues from contracts with customers, and other sources of revenue in fiscal 2024, 2025 and 2026.

	Millions of yen
	2024	2025	2026
Goods or services category
Sales of goods	¥266,390	¥269,050	¥320,653
Real estate sales	107,524	104,105	121,933
Asset management and servicing	244,508	275,929	297,626
Automobile related services	88,325	87,173	93,011
Facilities operation	76,087	83,559	102,956
Environment and energy services	158,075	175,651	169,047
Real estate management and brokerage	99,843	102,369	107,010
Real estate contract work	152,022	162,921	164,262
Other	107,191	91,506	127,531

Total revenues from contracts with customers	1,299,965	1,352,263	1,504,029
Other revenues *	38,959	40,175	50,940

Total sales of goods and real estate and services income	¥1,338,924	¥1,392,438	¥1,554,969

*	Other revenues are not in the scope of revenue from contracts with customers.

Summary of Costs of Goods and Real Estate Sold and Service Expense
The following table provides information about costs of goods sold and real estate sold and services expense in fiscal 2024, 2025 and 2026.

	Millions of yen
	2024	2025	2026
Goods or services category
Costs of goods sold	¥179,799	¥184,674	¥226,368
Costs of real estate sold	88,828	87,159	105,620
Asset management and servicing	58,376	69,377	74,079
Automobile related services	56,880	56,832	63,957
Facilities operation	65,979	69,926	88,275
Environment and energy services	109,923	136,426	131,409
Real estate management and brokerage	88,973	93,296	96,104
Real estate contract work	132,656	139,430	137,337
Other	47,314	38,858	43,168

Total expenses of costs of goods and real estate sold and services expenses	¥828,728	¥875,978	¥966,317

Summary of Balances from Contracts with Customers
The following table provides information about balances from contracts with customers as of March 31, 2025 and 2026.

	Millions of yen
	March 31, 2025	March 31, 2026
Trade Notes, Accounts and Other Receivable	¥208,642	¥246,881
Contract assets (Included in Other Assets)	14,154	15,815
Contract liabilities (Included in Other Liabilities)	40,441	46,164